Accrued Compensation and related expenses - Schedule of Accrued Compensation and Related Expenses (Details) - Photomedex, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued payroll and related taxes	$ 262	$ 403
Accrued vacation	66	94
Accrued commissions and bonuses	3,701	2,420
Total accrued compensation and related expense	$ 4,029	$ 2,917